Property, equipment and software, net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property, equipment and software, net

6. Property, equipment and software, net

Property, equipment and software, net consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB

Computer and electronic equipment	314,619	326,220
Office building[2]	483,817	483,817
Office building improvement	-	11,258
Office furniture and equipment	29,027	29,408
Leasehold improvement	33,708	9,625
Software	78,011	135,882
Total	939,182	996,210
Less: Accumulated depreciation and amortization[1]	(315,390)	(354,894)
Property, equipment and software, net	623,792	641,316

1	Depreciation and amortization expenses for the years ended December 31, 2023, 2024 and 2025 was RMB22,515, RMB69,491 and RMB 66,484 respectively.

2	The Company purchased the building of the Group’s principle executive offices in Shanghai, the People’s Republic of China in 2024.

FINVOLUTION GROUP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share data, or otherwise noted)